Property and Equipment, Net	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, net
5 Property and equipment, net

$ (thousands)
Balance, June 30, 2024	674
Depreciation	(17)

Balance, September 30, 2024	657

At September 30, 2024, the total capitalized cost of property and equipment was $879 (June 30,
2024 - $879),
of which $499 is not in use. The Company has recognized $17 (2023 - $15) in depreciation expense in the three months ended September 30, 2024, on equipment in use.

5	Property and equipment, net

$ (thousands)
Balance, June 30, 2023	709
Additions	20
Depreciation	(30)

Balance, December 31, 2023	699

At December 31, 2023, the total capitalized cost of property and equipment was $879 (June 30, 2023 - $859), of which $699 is not in use. The Company has recognized $30 in depreciation expense, respectively, for each of the six months ended December 31, 2023, and 2022, on equipment in use.

5. Property and equipment, net

$ (thousands)
Balance, June 30, 2022	90
Additions	679
Less depreciation	(60)

Balance, June 30, 2023	709
Additions	20
Less depreciation	(55)

Balance, June 30, 2024	674

At June 30, 2024, the total capitalized cost of property and equipment was $879 (June 30, 2023 - $859), of which $499 is not in use. The Company has recognized $55 (2023 - $60) in depreciation expense for the year ended June 30, 2024, on equipment in use.

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net
Note
7-Property
and equipment, net
Property and equipment, net consists of the following as of June 30, 2025, and December 31, 2024:

	June 30, 2025	December 31, 2024
Furniture and fixtures	$170,607	$170,607
Leasehold improvements	544,629	544,629
Machinery and office equipment	1,471,417	1,423,183
Software	72,394	72,394

	2,259,047	2,210,813
Less accumulated depreciation and amortization	(2,114,876)	(2,087,447)

	$144,171	$123,366

Depreciation and amortization of property and equipment totaled approximately $14,000 and $27,000 for the three and six months ended June 30, 2025, and approximately $35,000 and $70,000 for the three and six months ended June 30 2024, respectively.

Note
8-Property
and equipment, net
Property and equipment, net consists of the following as of December 31, 2024, and 2023:

	December 31, 2024	December 31, 2023
Furniture and fixtures	$170,607	$170,607
Leasehold improvements	544,629	544,628
Machinery and office equipment	1,423,183	1,365,277
Software	72,394	72,394

	December 31, 2024	December 31, 2023
	2,210,813	2,152,906
Less accumulated depreciation and amortization	(2,087,447)	(1,970,736)

	$123,366	$182,170

Depreciation and amortization of property and equipment totaled approximately $117,000 and $177,000 for the years ended December 31, 2024, and 2023, respectively.